CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Convertible note	$ 214,375	$ 208,232
Convertible note current portion	0	0
Convertible note non-current portion	214,375	208,232
Lifschultz Enterprise Company LLC
Convertible note	$ 214,375	$ 208,232